Summary of Operations and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Operations and Significant Accounting Policies
Schedule of useful lives of Property and Equipment

Equipment	3 years
Furniture and fixtures	7 years
Purchased software	3 years
Leasehold improvements	Shorter of expected useful life or lease term

Schedule of reconciliation of assumed exercised shares used in calculating basic and diluted income (loss) share available to common stockholders/members

	Six Months Ended June 30,
	2012	2013
Basic	28,849,242	33,435,439
Stock options and employee stock purchase plan shares	—	440,345
Unvested restricted stock awards	—	28,114

Diluted	28,849,242	33,903,898

	Year Ended December 31,
	2010	2011	2012
Basic	20,770,041	20,849,242	23,785,299
Stock options and employee stock purchase plan shares	—	—	47,924
Unvested restricted stock awards	—	—	—

Diluted	20,770,041	20,849,242	23,833,223

Schedule of geographic revenue based on customer location

	Six Months Ended June 30,
	2012	2013
North America	$27,610	$39,201
Europe	29,578	39,181
Rest of the world	21,011	29,544

Total revenue	$78,199	$107,926

	Year Ended December 31,
	2010	2011	2012
North America	$28,631	$40,536	$59,963
Europe	33,796	47,967	62,943
Rest of the world	20,546	31,768	46,710

Total revenue	$82,973	$120,271	$169,616